Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Assets Measured at Fair Value on a Recurring Basis

	Balance	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted cash and cash equivalents held in trust account:
June 30, 2012	$16,542,970	$16,542,970	$-	$-
March 31, 2012	$16,534,880	$16,534,880	$-	$-

Assets Measured at Fair Value on a Recurring Basis

	Balance Sheet	Quoted Prices in Active Markets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Restricted cash and cash equivalents held in trust account
March 31, 2012	$16,534,880	$16,534,880	$-	$-
March 31, 2011	$18,838,855	$18,838,855	$-	$-